UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4980

TCW Strategic Income Fund, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Address of principal executive offices)

Philip K. Holl, Esq.

Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report to Stockholders. Attached hereto.

TCW Insight that works for you. TM

TCW Strategic

Income Fund, Inc.

2010 Semi-Annual Report

The President’s Letter

Dear Shareholder,

We are pleased to present the semi-annual report of the TCW Strategic Income Fund (“TSI” or the “Fund”). TSI is a multi-asset class closed-end fund managed by TCW Investment Management Company. The Fund’s current distribution policy is to pay at least 7% annually based on the previous year-end net asset value (“NAV”). During the first half, quarterly dividend distributions of $0.0835 per share were paid out. The overall discount to NAV remained relatively constant, with the overall return on NAV of 13.20% and the return on market price of 13.73%. The discount as of June 30, 2010 stood at 8.22%.

TSI’s current underlying asset allocation includes a mix of fixed income and equity securities. The Fund exited its remaining positions in CDO/CLO assets at the beginning of the year. The Fund also assumed equity and corporate bond allocation during this period. The relative allocation to mortgages decreased during the period, but still represents the largest sector weight in the Fund at 73.27% with a year-to-date sector return of 13% through June 30, 2010.

The following table summarizes the principal market sectors of the Fund during the period:

Fund Sector	Market Value	Fund Allocation
Mortgage-Backed Securities	$205,775,816	73.27%
Common Stocks	34,514,698	12.29
Corporate Bonds	21,328,648	7.59
Convertible Securities	12,388,578	4.41
Asset-Backed Securities	5,168,029	1.84
Taxable Municipal Bonds	1,607,320	0.57
Preferred Stocks	75,714	0.03

	$280,858,803	100.00%

The above allocations resulted from the following:

•

Allocation to mortgage-backed securities (MBS) decreased from 92.0% to 73.27% during the year. The decrease in weighting was due to the allocation to common stocks and corporate bonds. This allocation is composed of MBS securities with high initial credit ratings, including those backed by mortgages securitized by Government Sponsored Enterprises (“GSEs”) as well as by private label issuers. Some securities have characteristics that differ from traditional pass-through MBS, including their liquidity and sensitivity to rate changes. These securities include inverse floaters and interest-only securities. The non-GSE-backed MBS have greater exposure to credit risk, although TCW purchased these with a view to capturing deep pricing discounts to ultimate recovery values, even assuming harsh losses to the underlying loan pools. In line with the overall non-GSE-backed MBS market, the Fund’s holdings in these securities have experienced downgrades and are now predominately a collection of sub-investment grade holdings. However, the change in ratings does not alter our investment thesis in the sector.

•

The Fund initiated an allocation to the equity market in March. Additional allocations were made through dollar cost averaging between March and late June. The equity allocation was invested in large cap value oriented common stocks with an emphasis on dividend yield. Market capitalizations of the equity investments usually exceed $1 billion.

The President’s Letter (Continued)

•	Management increased its allocation to corporate bonds in the first half of 2010. This allocation was comprised primarily of investment grade bonds with 16% in high yield issues.

•	Leverage employed by the Fund reduced significantly from prior year end, decreasing by $32.9 million to $25.7 million at June 30, 2010.

We greatly appreciate your investment in TSI and vote of confidence in the TCW franchise. In the event that you have any additional questions or comments, I invite you to visit our web site at www.tcw.com or call our shareholder services department at 1-866-227-8179.

Sincerely,

Charles W. Baldiswieler

President and Chief Executive Officer

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited)	June 30, 2010

Principal Amount	Fixed Income Securities	Value

	Asset Backed Securities (2.1% of Net Assets)
$2,032,950	Aerco, Ltd., (2A-A3), (144A), 0.797%, due 07/15/25 (1)(2)	$1,219,770
621,969	Aircastle Pass Through Trust, (07-1A-G1), (144A), 0.61%, due 06/14/37 (1)(2)	503,795
485,400	Babcock & Brown Air Funding, Ltd., (07-1A-G1), (144A), 0.65%, due 11/14/33 (1)(2)	371,331
383,333	GE SeaCo Finance SRL, (04-1A-A), (144A), 0.65%, due 04/17/19 (1)(2)	364,782
785,417	GE SeaCo Finance SRL, (05-1A-A), (144A), 0.6%, due 11/17/20 (1)(2)	689,778
737,500	Textainer Marine Containers, Ltd., (05-1A-A), (144A), 0.6%, due 05/15/20 (1)(2)	671,585
882,292	Triton Container Finance LLC, (06-1A-NOTE), (144A), 0.517%, due 11/26/21 (1)(2)	797,928
597,917	Triton Container Finance LLC, (07-1A-NOTE), (144A), 0.487%, due 02/26/19 (1)(2)	549,060

	Total Asset Backed Securities (Cost: $11,390,193)	5,168,029

	Collateralized Mortgage Obligations (82.6%)
	Private Mortgage-Backed Securities (63.2%)
5,250,000	Adjustable Rate Mortgage Trust, (05-11-2A3), 5.071%, due 02/25/36 (2)	1,824,185
2,626,407	Adjustable Rate Mortgage Trust, (05-4-6A22), 2.798%, due 08/25/35 (2)	1,265,454
3,462,033	American Home Mortgage Assets, (05-2-2A1A), 3.233%, due 01/25/36 (2)	2,478,889
3,195,399	Banc of America Funding Corp., (07-6-A2), 0.627%, due 07/25/37 (2)	2,186,802
3,000,000	Banc of America Mortgage Securities, Inc., (06-2-A2), 6%, due 07/25/46 (2)	2,386,163
3,144,377	Bear Stearns Adjustable Rate Mortgage Trust, (07-4-22A1), 5.898%, due 06/25/47 (2)	2,457,269
2,355,505	Bear Stearns Alternative Loan Trust, (04-8-1A), 0.697%, due 09/25/34 (2)	1,910,812
2,229,159	Bear Stearns Alternative Loan Trust, (06-2-22A1), 5.715%, due 03/25/36 (2)	1,391,343
1,855,601	Bear Stearns Asset-Backed Securities Trust, (06-IM1-A1), 0.577%, due 04/25/36 (2)	816,593
3,956,379	Citigroup Mortgage Loan Trust, Inc., (05-8-1A1A), 5.195%, due 10/25/35 (2)	2,997,351
1,443,306	Citigroup Mortgage Loan Trust, Inc., (05-8-2A5), 5.5%, due 09/25/35	1,281,025
2,248,765	Citigroup Mortgage Loan Trust, Inc., (06-AR6-1A1), 5.997%, due 08/25/36 (2)	1,937,966
3,500,000	CitiMortgage Alternative Loan Trust, (06-A3-1A7), 6%, due 07/25/36 (2)	2,433,663
2,000,000	CitiMortgage Alternative Loan Trust, (06-A5-1A8), 6%, due 10/25/36	1,291,501
2,881,121	Countrywide Alternative Loan Trust, (06-15CB-A1), 6.5%, due 06/25/36	1,618,131
2,627,733	Countrywide Alternative Loan Trust, (06-36T2-1A4), 5.75%, due 12/25/36	1,750,849
2,340,199	Countrywide Alternative Loan Trust, (06-5T2-A3), 6%, due 04/25/36	1,786,406
3,000,000	Countrywide Alternative Loan Trust, (07-11T1-A21), 6%, due 05/25/37 (2)	1,852,041
4,000,000	Countrywide Alternative Loan Trust, (07-12T1-A5), 6%, due 06/25/37	2,767,322
2,808,340	Countrywide Alternative Loan Trust, (07-16CB-4A7), 6%, due 08/25/37	2,082,922
2,729,582	Countrywide Alternative Loan Trust, (07-18CB-2A25), 6%, due 08/25/37	1,910,842
5,295,061	Countrywide Alternative Loan Trust, (07-19-1A34), 6%, due 08/25/37	3,795,178
3,000,000	Countrywide Alternative Loan Trust, (07-19-1A4), 6%, due 08/25/37	1,973,308
2,535,383	Countrywide Alternative Loan Trust, (07-9T1-2A3), 6%, due 05/25/37	1,576,856
2,113,009	Countrywide Alternative Loan Trust, (08-2R-3A1), 6%, due 08/25/37	1,459,732
4,532,125	Countrywide Asset-Backed Certificates, (06-15-A6), 5.826%, due 10/25/46 (2)	3,092,600
2,228,455	Countrywide Home Loans, (04-HYB4-B1), 3.512%, due 09/20/34 (2)	286,557
157,857,312	Countrywide Home Loans, (06-14-X), 0.339%, due 09/25/36(I/O) (2)	2,165,708
3,955,035	Countrywide Home Loans, (06-HYB2-1A1), 3.535%, due 04/20/36 (2)	2,080,586
3,900,000	Countrywide Home Loans, (07-J2-2A6), 6%, due 07/25/37 (2)	2,605,893
3,288,224	Credit Suisse First Boston Mortgage Securities Corp., (05-12-1A1), 6.5%, due 01/25/36	2,292,017
2,289,444	Credit Suisse Mortgage Capital Certificates, (06-6-1A8), 6%, due 07/25/36	1,627,366
2,000,238	Credit Suisse Mortgage Capital Certificates, (06-7-1A3), 5%, due 08/25/36	1,524,301
31,566,600	Credit Suisse Mortgage Capital Certificates, (06-9-7A2), 6.203%, due 11/25/36(I/O) (I/F) (2)	4,312,342
2,070,000	Credit Suisse Mortgage Capital Certificates, (06-C5-A3), 5.311%, due 12/15/39	2,052,378
590,689	Credit Suisse Mortgage Capital Certificates, (07-5-DB1), 7.008%, due 08/25/37 (2)	4,459
5,500,000	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, (06-AB2-A2), 6.16%, due 06/25/36 (2)	3,130,781
2,617,565	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, (06-AR6-A6), 0.537%, due 02/25/37 (2)	1,374,168
1,200,000	Green Tree Financial Corp., (96-7-M1), 7.7%, due 10/15/27	1,239,065
1,925,000	Greenwich Capital Commercial Funding Corp., (06-GG7-A4), 6.085%, due 07/10/38 (2)	2,015,668
1,925,000	Greenwich Capital Commercial Funding Corp., (07-GG9-A4), 5.444%, due 03/10/39	1,932,327
3,341,807	GSAA Home Equity Trust, (06-13-AF6), 6.04%, due 07/25/36 (2)	1,906,641
379,898	GSAA Home Equity Trust, (06-19-A1), 0.437%, due 12/25/36 (2)	249,087
2,134,217	GSC Capital Corp. Mortgage Trust, (06-2-A1), 0.527%, due 05/25/36 (2)	835,967

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
	Private Mortgage-Backed Securities (Continued)
$1,703,851	GSR Mortgage Loan Trust, (05-AR3-6A1), 2.942%, due 05/25/35 (2)	$1,385,780
3,786,764	GSR Mortgage Loan Trust, (06-1F-1A5), 28.615%, due 02/25/36(I/F) (TAC) (2)	4,525,882
1,331,569	Indymac INDA Mortgage Loan Trust, (07-AR7-1A1), 6.02%, due 11/25/37 (2)	1,014,777
12,323,301	Indymac Index Mortgage Loan Trust, (06-AR13-A4X), 4.802%, due 07/25/36(I/O) (2)	851,870
3,792,079	JP Morgan Alternative Loan Trust, (07-A1-2A1), 5.922%, due 03/25/37 (2)	2,096,459
4,000,000	JP Morgan Mortgage Trust, (05-A8-2A3), 4.93%, due 11/25/35 (2)	3,074,566
3,618,169	JP Morgan Mortgage Trust, (07-S2-1A1), 5%, due 06/25/37	3,030,212
2,975,053	Lehman XS Trust, (05-1-3A2B), 4.8%, due 07/25/35	2,473,111
3,233,945	Lehman XS Trust, (07-14H-A211), 0.607%, due 07/25/47 (2)	1,356,682
3,311,002	MASTR Alternative Loans Trust, (07-HF1-4A1), 7%, due 10/25/47 (2)	2,428,833
1,825,577	Merrill Lynch Mortgage Backed Securities Trust, (07-2-1A1), 5.8%, due 08/25/36 (2)	1,410,325
3,473,279	Morgan Stanley Mortgage Loan Trust, (06-2-6A), 6.5%, due 02/25/36	2,746,030
2,884,632	Morgan Stanley Mortgage Loan Trust, (07-15AR-4A1), 5.848%, due 11/25/37 (2)	1,770,387
6,077,080	Nomura Asset Acceptance Corp., (06-AR1-1A), 3.759%, due 02/25/36 (2)	3,003,463
2,000,000	Nomura Asset Acceptance Corp., (07-1-1A2), 5.669%, due 03/25/47 (2)	988,018
2,500,000	Novastar Home Equity Loan, (04-2-M4), 2.147%, due 09/25/34 (2)	511,697
1,427,002	Prime Mortgage Trust, (06-DR1-2A1), (144A), 5.5%, due 05/25/35 (1)	1,209,856
2,314,983	Residential Accredit Loans, Inc., (05-QA7-M1), 3.391%, due 07/25/35 (2)	48,969
2,194,811	Residential Accredit Loans, Inc., (06-QS1-A3), 5.75%, due 01/25/36(PAC)	1,468,691
4,850,075	Residential Accredit Loans, Inc., (06-QS8-A3), 6%, due 08/25/36	2,837,484
1,420,881	Residential Accredit Loans, Inc., (07-QS6-A62), 5.5%, due 04/25/37(TAC)	781,199
2,779,000	Residential Asset Securitization Trust, (05-A8CB-A3), 5.5%, due 07/25/35 (2)	1,673,493
2,686,767	Residential Asset Securitization Trust, (07-A2-1A1), 6%, due 04/25/37	1,879,559
9,845,086	Residential Asset Securitization Trust, (07-A5-AX), 6%, due 05/25/37(I/O)	1,441,469
202,980,543	Residential Funding Mortgage Securities, (06-S9-AV), 0.299%, due 09/25/36(I/O) (2)	1,706,417
1,696,783	Residential Funding Mortgage Securities I, (07-S6-1A10), 6%, due 06/25/37	1,361,644
5,000,000	Soundview Home Equity Loan Trust, (06-WF1-A3), 5.655%, due 10/25/36 (2)	2,797,071
2,551,275	Structured Adjustable Rate Mortgage Loan Trust, (05-20-1A1), 5.757%, due 10/25/35 (2)	1,959,896
3,092,886	Structured Adjustable Rate Mortgage Loan Trust, (05-23-3A1), 5.948%, due 01/25/36 (2)	2,209,841
2,288,746	Structured Adjustable Rate Mortgage Loan Trust, (06-3-4A), 5.877%, due 04/25/36 (2)	1,595,115
1,644,799	Structured Adjustable Rate Mortgage Loan Trust, (07-9-2A1), 6.006%, due 10/25/47 (2)	1,037,801
668,554	Terwin Mortgage Trust, (06-17HE-A2A), (144A), 0.427%, due 01/25/38 (1)(2)	472,521
3,702,461	Washington Mutual Alternative Mortgage Pass-Through Certificates, (05-7-3CB), 6.5%, due 08/25/35 (2)	3,191,638
3,960,139	Washington Mutual Mortgage Pass-Through Certificates, (06-3-4CB), 6.5%, due 03/25/36	2,407,603
3,625,444	Washington Mutual Mortgage Pass-Through Certificates, (07-HY6-2A1), 5.618%, due 06/25/37 (2)	2,756,449
1,463,857	Wells Fargo Mortgage Backed Securities Trust, (06-11-A8), 6%, due 09/25/36	1,289,231
2,392,923	Wells Fargo Mortgage Backed Securities Trust, (06-2-1A4), 18.433%, due 03/25/36(I/F) (2)	2,682,737
2,384,889	Wells Fargo Mortgage Backed Securities Trust, (06-AR10-5A1), 5.462%, due 07/25/36 (2)	1,900,465
2,654,055	Wells Fargo Mortgage Backed Securities Trust, (07-AR3-A4), 5.923%, due 04/25/37 (2)	2,216,648

	Total Private Mortgage-Backed Securities	157,554,403

	U.S. Government Agency Obligations (19.4%)
2,743,839	Federal Home Loan Mortgage Corp., (2654-CO), 0%, due 08/15/33(P/O) (3)	2,556,564
4,099,736	Federal Home Loan Mortgage Corp., (2691-CO), 0%, due 10/15/33(P/O) (3)	3,921,980
1,289,174	Federal Home Loan Mortgage Corp., (2870-EO), 0%, due 10/15/34(P/O) (3)	944,856
1,329,435	Federal Home Loan Mortgage Corp., (2937-SW), 19.501%, due 02/15/35(I/F) (TAC) (2)	1,395,862
754,162	Federal Home Loan Mortgage Corp., (2950-GS), 20.502%, due 03/15/35(I/F) (2)	773,164
1,429,786	Federal Home Loan Mortgage Corp., (2951-NS), 20.502%, due 03/15/35(I/F) (2)	1,475,640
664,942	Federal Home Loan Mortgage Corp., (2990-JK), 20.605%, due 03/15/35(I/F) (2)	694,105
2,774,007	Federal Home Loan Mortgage Corp., (3063-JS), 27.117%, due 11/15/35(I/F) (2)	3,080,844
515,671	Federal Home Loan Mortgage Corp., (3076-ZQ), 5.5%, due 11/15/35(PAC)	503,732
873,183	Federal Home Loan Mortgage Corp., (3092-LO), 0%, due 12/15/35(P/O) (TAC) (3)	447,588

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2010

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
	U.S. Government Agency Obligations (Continued)
$125,397	Federal Home Loan Mortgage Corp., (3092-OL), 0%, due 12/15/35(P/O) (3)	$64,758
16,292,546	Federal Home Loan Mortgage Corp., (3122-SG), 5.28%, due 03/15/36(I/O) (I/F) (TAC) (PAC) (2)	1,647,649
1,291,148	Federal Home Loan Mortgage Corp., (3128-OJ), 0%, due 03/15/36(P/O) (3)	1,215,698
2,466,644	Federal Home Loan Mortgage Corp., (3185-SA), 10.531%, due 07/15/36(I/F) (2)	2,345,970
10,757,412	Federal Home Loan Mortgage Corp., (3323-SA), 5.76%, due 05/15/37(I/O) (I/F) (2)	975,184
108,153	Federal Home Loan Mortgage Corp., (3457-PO), 0%, due 09/15/36(P/O) (3)	108,171
5,352,522	Federal Home Loan Mortgage Corp., (3459-JS), 5.9%, due 06/15/38(I/O) (I/F) (2)	612,867
22,465,047	Federal National Mortgage Association, (04-53-QV), 1.59%, due 02/25/34(I/O) (I/F) (2)	1,060,229
2,424,345	Federal National Mortgage Association, (05-1-GZ), 5%, due 02/25/35	2,437,772
3,000,969	Federal National Mortgage Association, (05-13-JS), 21.514%, due 03/25/35(I/F) (2)	2,859,670
1,010,212	Federal National Mortgage Association, (05-62-BO), 0%, due 07/25/35(P/O) (3)	813,918
425,058	Federal National Mortgage Association, (05-69-HO), 0%, due 08/25/35(P/O) (3)	395,212
516,903	Federal National Mortgage Association, (05-92-DT), 6%, due 10/25/35(I/F) (TAC) (2)	462,019
16,126,163	Federal National Mortgage Association, (06-117-GS), 6.303%, due 12/25/36(I/O) (I/F) (2)	1,252,514
301,014	Federal National Mortgage Association, (06-15-LO), 0%, due 03/25/36(P/O) (3)	293,741
630,326	Federal National Mortgage Association, (06-45-SP), 21.937%, due 06/25/36(I/F) (2)	647,017
656,967	Federal National Mortgage Association, (06-67-DS), 23.772%, due 07/25/36(I/F) (2)	665,818
5,432,920	Federal National Mortgage Association, (07-42-SE), 5.763%, due 05/25/37(I/O) (I/F) (2)	452,942
17,931,838	Federal National Mortgage Association, (07-48-SD), 5.753%, due 05/25/37(I/O) (I/F) (2)	2,086,775
4,711,854	Federal National Mortgage Association, (09-69-CS), 6.403%, due 09/25/39(I/O) (I/F) (2)	435,425
4,258,132	Government National Mortgage Association, (05-45-DK), 20.601%, due 06/16/35(I/F) (2)	4,516,174
22,116,581	Government National Mortgage Association, (06-35-SA), 6.253%, due 07/20/36(I/O) (I/F) (2)	2,667,173
39,288,799	Government National Mortgage Association, (06-61-SA), 4.403%, due 11/20/36(I/O) (I/F) (TAC) (2)	2,404,604
22,463,212	Government National Mortgage Association, (08-58-TS), 6.053%, due 05/20/38(I/O) (I/F) (TAC) (2)	2,005,778

	Total U.S. Government Agency Obligations	48,221,413

	Total Collateralized Mortgage Obligations (Cost: $178,072,138)	205,775,816

	Corporate Bonds (8.6%)
	Airlines (1.7%)
1,866,415	Continental Airlines, Inc. Pass-Through Certificates, (00-2-A1), 7.707%, due 04/02/21(EETC)	1,888,578
1,093,716	Delta Air Lines, Inc. Pass-Through Certificates, (02-G1), 6.718%, due 01/02/23(EETC)	1,028,093
1,250,000	Delta Air Lines, Inc. Pass-Through Certificates, (02-G2), 6.417%, due 07/02/12(EETC)	1,259,375

	Total Airlines	4,176,046

	Banking (1.9%)
1,000,000	Bank of America Corp., 5.625%, due 07/01/20	1,010,451
3,000,000	BankBoston Capital Trust IV, 1.137%, due 06/08/28 (2)	2,036,041
1,400,000	Chase Capital III, 1.088%, due 03/01/27 (2)	1,055,046
1,000,000	NationsBank Capital Trust III, 0.853%, due 01/15/27 (2)	665,943

	Total Banking	4,767,481

	Electric Utilities (2.6%)
421,000	AES Corp., (144A), 8.75%, due 05/15/13(1)	426,263
2,000,000	Calpine Construction Finance Co., LP/CCFC Finance Corp., (144A), 8%, due 06/01/16 (1)	2,050,000
2,250,000	Dynegy Roseton/Danskammer Pass Through Trust, Series B, 7.67%, due 11/08/16(EETC)	1,980,000
650,000	Edison Mission Energy, 7%, due 05/15/17	422,500
535,000	Mirant North America LLC, 7.375%, due 12/31/13	549,712
1,025,000	NRG Energy, Inc., 7.25%, due 02/01/14	1,045,500

	Total Electric Utilities	6,473,975

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Corporate Bonds (Continued)
	Financial Services (0.3%)
$650,000	Cantor Fitzgerald LP, (144A), 6.375%, due 06/26/15 (1)	$654,306

	Healthcare Providers (0.8%)
1,000,000	Community Health Systems, Inc., 8.875%, due 07/15/15	1,040,000
1,000,000	HCA, Inc., 8.5%, due 04/15/19	1,070,000

	Total Healthcare Providers	2,110,000

	Oil & Gas (1.1%)
1,535,000	Sabine Pass LNG, LP, 7.5%, due 11/30/16	1,281,725
1,491,000	Southern Union Co., 7.2%, due 11/01/66 (2)	1,326,990

	Total Oil & Gas	2,608,715

	Telephone Systems (0.2%)
525,000	Sprint Capital Corp., 7.625%, due 01/30/11	538,125

	Total Corporate Bonds (Cost: $21,513,317)	21,328,648

	Municipal Obligations (0.6%)
1,000,000	California State Build America Bonds, 7.3%, due 10/01/39	1,042,090
600,000	Illinois State Build America Bonds, 6.63%, due 02/01/35	565,230

	Total Municipal Obligations (Cost: $1,555,533)	1,607,320

	Total Fixed Income Securities (Cost: $ 212,531,181) (93.9%)	233,879,813

	Convertible Securities
	Convertible Corporate Bonds (3.4%)
	Banking (0.6%)
907,000	Euronet Worldwide, Inc., 3.5%, due 10/15/25	848,045
683,000	National City Corp., 4%, due 02/01/11	691,537

	Total Banking	1,539,582

	Building Materials (0.0%)
45,000	Cemex SAB de CV, (144A), 4.875%, due 03/15/15 (1)	45,000

	Communications (0.4%)
1,297,000	Ciena Corp., 0.25%, due 05/01/13	1,052,969

	Electronics (0.3%)
45,000	JA Solar Holdings Co., Ltd., 4.5%, due 05/15/13	38,925
159,000	Rovi Corp., (144A), 2.625%, due 02/15/40 (1)	162,577
220,000	Xilinx, Inc., 3.125%, due 03/15/37	201,575
339,000	Xilinx, Inc., (144A), 3.125%, due 03/15/37 (1)	310,609

	Total Electronics	713,686

	Financial Services (0.3%)
256,000	Janus Capital Group, Inc., 3.25%, due 07/15/14	259,599
625,000	Jefferies Group, Inc., 3.875%, due 11/01/29	589,063

	Total Financial Services	848,662

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2010

Principal Amount	Convertible Securities	Value

	Convertible Corporate Bonds (Continued)
	Healthcare Providers (0.4%)
$1,186,000	Omnicare, Inc., 3.25%, due 12/15/35	$987,345

	Medical Supplies (0.1%)
160,000	Integra LifeSciences Holdings Corp., (144A), 2.375%, due 06/01/12 (1)	151,800

	Metals (0.1%)
224,000	Sterlite Industries India, Ltd., 4%, due 10/30/14	207,480

	Oil & Gas (0.3%)
884,000	Transocean, Inc., Series C, 1.5%, due 12/15/37	735,930

	Pharmaceuticals (0.2%)
357,000	United Therapeutics Corp., (144A), 0.5%, due 10/15/11 (1)	476,149

	Real Estate (0.6%)
1,517,000	Affordable Residential Communities, Inc., (144A), 7.5%, due 08/15/25 (Cost $1,516,330, Acquired 08/03/2005-05/12/2006) (1)(4)(5)	1,583,369

	Retailers (0.1%)
140,000	RadioShack Corp., (144A), 2.5%, due 08/01/13 (1)	151,900

	Total Convertible Corporate Bonds (Cost: $8,574,133)	8,493,872

Number of Shares
	Convertible Preferred Stocks (1.6%)
	Beverages, Food & Tobacco (0.1%)
5,900	Archer-Daniels-Midland Co., $3.125	213,639

	Commercial Services (0.1%)
10,940	United Rentals Trust I, $3.25	334,354

	Electric Utilities (0.3%)
16,500	AES Corp., $3.375	715,275

	Insurance (0.3%)
13,105	Reinsurance Group of America, Inc., $2.875	776,471

	Oil & Gas (0.3%)
8,200	Chesapeake Energy Corp., $5.00	669,940

	Pharmaceuticals (0.2%)
330	Mylan, Inc., $65.00	350,787

	Transportation (0.3%)
660	Kansas City Southern, $51.25	834,240

	Total Convertible Preferred Stocks (Cost: $4,033,797)	3,894,706

	Total Convertible Securities (Cost: $ 12,607,930) (5.0%)	12,388,578

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Equity Securities	Value

	Common Stock (13.8%)
	Aerospace & Defense (0.5%)
16,650	Honeywell International, Inc.	$649,849
33,100	Textron, Inc.	561,707

	Total Aerospace & Defense	1,211,556

	Apparel Retailers (0.2%)
31,300	Gap, Inc. (The)	609,098

	Banking (0.8%)
31,400	JPMorgan Chase & Co.	1,149,554
30,500	New York Community Bancorp, Inc.	465,735
9,650	State Street Corp.	326,363

	Total Banking	1,941,652

	Beverages, Food & Tobacco (0.7%)
37,600	Kraft Foods, Inc.	1,052,800
50,400	Sara Lee Corp.	710,640

	Total Beverages, Food & Tobacco	1,763,440

	Building Materials (0.4%)
31,500	Home Depot, Inc. (The)	884,205

	Chemicals (0.4%)
29,900	Du Pont (E.I.) de Nemours & Co.	1,034,241

	Commercial Services (0.2%)
14,600	Waste Management, Inc.	456,834

	Communications (0.2%)
84,200	Motorola, Inc. (6)	548,984

	Computers & Information (0.5%)
21,000	Dell, Inc. (6)	253,260
7,700	International Business Machines Corp.	950,796

	Total Computers & Information	1,204,056

	Electric Utilities (0.3%)
19,600	American Electric Power Co., Inc.	633,080

	Electronics (0.7%)
5,200	Analog Devices, Inc.	144,872
38,100	Intel Corp.	741,045
37,300	Tyco Electronics, Ltd.	946,674

	Total Electronics	1,832,591

	Entertainment & Leisure (0.4%)
48,300	Regal Entertainment Group	629,832
9,400	Time Warner, Inc.	271,754

	Total Entertainment & Leisure	901,586

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2010

Number of Shares	Equity Securities	Value

	Financial Services (0.8%)
10,700	American Express Co.	$424,790
14,772	Ameriprise Financial, Inc.	533,712
30,900	Blackstone Group, LP (The)	295,404
31,100	Morgan Stanley	721,831

	Total Financial Services	1,975,737

	Forest Products & Paper (1.1%)
19,100	Avery Dennison Corp.	613,683
14,200	Kimberly-Clark Corp.	860,946
20,900	MeadWestvaco Corp.	463,980
41,600	Packaging Corp. of America	916,032

	Total Forest Products & Paper	2,854,641

	Healthcare Providers (0.1%)
53,900	Tenet Healthcare Corp. (6)	233,926

	Heavy Construction (0.2%)
38,650	Lennar Corp., Class A	537,622

	Heavy Machinery (0.3%)
16,600	Baker Hughes, Inc.	690,062

	Industrial - Diversified (0.6%)
47,000	General Electric Co.	677,740
23,200	Tyco International, Ltd.	817,336

	Total Industrial - Diversified	1,495,076

	Insurance (0.5%)
32,800	MBIA, Inc. (6)	184,008
23,400	Travelers Cos., Inc. (The)	1,152,450

	Total Insurance	1,336,458

	Media - Broadcasting & Publishing (0.4%)
27,800	CBS Corp., Class B	359,454
37,300	Comcast Corp., Class A	647,901

	Total Media - Broadcasting & Publishing	1,007,355

	Medical Supplies (0.1%)
7,750	Thermo Fisher Scientific, Inc. (6)	380,138

	Metals (0.4%)
44,200	Alcoa, Inc.	444,652
12,600	United States Steel Corp.	485,730
5,182	Vale SA (SP ADR)	126,182

	Total Metals	1,056,564

	Oil & Gas (1.3%)
8,800	Anadarko Petroleum Corp.	317,592
17,000	Chevron Corp.	1,153,620
11,500	Devon Energy Corp.	700,580

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Equity Securities	Value

	Oil & Gas (Continued)
17,650	Ensco International PLC (SP ADR)	$693,292
22,500	Valero Energy Corp.	404,550

	Total Oil & Gas	3,269,634

	Pharmaceuticals (0.8%)
6,500	Genzyme Corp. (6)	330,005
59,400	Pfizer, Inc.	847,044
17,600	Watson Pharmaceuticals, Inc. (6)	714,032

	Total Pharmaceuticals	1,891,081

	Prepackaged Software (0.3%)
20,700	CA, Inc.	380,880
26,700	Symantec Corp. (6)	370,596

	Total Prepackaged Software	751,476

	Real Estate (0.2%)
24,200	Annaly Capital Management, Inc.	415,030

	Restaurants (0.0%)
7,200	Brinker International, Inc.	104,112

	Retailers (0.4%)
10,725	Best Buy Co., Inc.	363,148
15,000	CVS Caremark Corp.	439,800
23,000	Foot Locker, Inc.	290,260

	Total Retailers	1,093,208

	Telephone Communications, exc. Radio (0.7%)
36,900	AT&T, Inc.	892,611
146,200	Qwest Communications International, Inc.	767,550

	Total Telephone Communications, exc. Radio	1,660,161

	Telephone Systems (0.2%)
54,200	Windstream Corp.	572,352

	Transportation (0.1%)
3,400	CSX Corp.	168,742

	Total Common Stock (Cost: $ 37,972,293)	34,514,698

	Preferred Stock (0.0%)
	Metals (0.0%)
3,602	Vale SA (ADR)	75,714

	Total Preferred Stock (Cost: $80,600)	75,714

	Total Equity Securities (Cost: $38,052,893) (13.8%)	34,590,412

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

June 30, 2010

Principal Amount	Short-Term Investments (0.1%)	Value

$136,736	Repurchase Agreement, State Street Bank & Trust Company, 0%, due 07/01/2010, (collateralized by $135,000, U.S. Treasury Note, 2.50%, due 04/30/15, valued at $140,454) (Total Amount to be Received Upon Repurchase $136,736)	$136,736

	Total Short-Term Investments (Cost: $136,736)	136,736

	TOTAL INVESTMENTS (Cost $263,328,740) (112.8%)	280,995,539
	LIABILITIES IN EXCESS OF OTHER ASSETS (–12.8%)	(31,776,174)

	NET ASSETS (100.0%)	$249,219,365

Notes to Schedule of Investments:

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the value of these securities amounted to $12,862,379 or 5.2% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at June 30, 2010.
(3)	As of June 30, 2010, security is not accruing interest.
(4)	Restricted security (Note 7).
(5)	Illiquid security.
(6)	Non-income producing security.
ADR -	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
EETC -	Enhanced Equipment Trust Certificate.
I/F -	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O -	Interest Only Security.
PAC -	Planned Amortization Class.
P/O -	Principal Only Security.
SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
TAC -	Target Amortization Class.

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Investments by Industry (Unaudited)	June 30, 2010

Industry	Percentage of Net Assets
Private Mortgage-Backed Securities	63.2%
U.S. Government Agency Obligations	19.4
Electric Utilities	3.2
Banking	2.5
Asset-Backed Securities	2.1
Airlines	1.7
Oil & Gas	1.4
Oil, Gas & Consumable Fuels	1.3
Healthcare Providers	1.2
Pharmaceuticals	1.1
Diversified Telecommunication Services	0.9
Specialty Retail	0.8
Insurance	0.8
Industrial Conglomerates	0.8
Food Products	0.8
Media	0.8
Capital Markets	0.7
Municipal Obligations	0.6
Real Estate	0.6
Financial Services	0.6
Energy Equipment & Services	0.6
Diversified Financial Services	0.5
Metals & Mining	0.4
Commercial Services & Supplies	0.4
Communications	0.4
Chemicals	0.4
Road & Rail	0.4
IT Services	0.4
Containers & Packaging	0.4

Industry	Percentage of Net Assets
Semiconductors & Semiconductor Equipment	0.4%
Electronic Equipment, Instruments and Components	0.3
Household Products	0.3
Software	0.3
Electronics	0.3
Aerospace & Defense	0.3
Communications Equipment	0.2
Telephone Systems	0.2
Household Durables	0.2
Thrifts & Mortgage Finance	0.2
Paper & Forest Products	0.2
Food & Staples Retailing	0.2
Consumer Finance	0.2
Real Estate Investment Trusts (REITs)	0.2
Life Sciences Tools & Services	0.1
Commercial Services	0.1
Biotechnology	0.1
Computers & Peripherals	0.1
Health Care Providers & Services	0.1
Metals	0.1
Retailers	0.1
Medical Supplies	0.1
Hotels, Restaurants & Leisure	0.0	*
Building Materials	0.0	*
Short-Term Investments	0.1

Total	112.8%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Statement of Assets and Liabilities (Unaudited)	June 30, 2010

ASSETS:
Investments, at Value (Cost: $263,328,740)	$280,995,539
Receivable for Securities Sold	12,959
Interest and Dividends Receivable	2,052,006

Total Assets	283,060,504

LIABILITIES:
Payables for Borrowings	25,727,000
Distributions Payable	3,975,433
Payables for Securities Purchased	3,801,112
Accrued Investment Advisory Fees	149,253
Accrued Other Expenses	95,292
Interest Payable on Borrowings	81,717
Accrued Compliance Expense	9,447
Accrued Directors’ Fees and Expenses	1,885

Total Liabilities	33,841,139

NET ASSETS	$249,219,365

NET ASSETS CONSIST OF:
Common Stock, par value $0.01 per share (75,000,000 shares authorized, 47,609,979 shares issued and outstanding)	$476,100
Paid-in Capital	297,576,786
Accumulated Net Realized Loss on Investments	(76,453,554)
Undistributed Net Investment Income	9,953,234
Net Unrealized Appreciation on Investments	17,666,799

NET ASSETS	$249,219,365

NET ASSET VALUE PER SHARE	$5.23

MARKET PRICE PER SHARE	$4.80

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Statement of Operations (Unaudited)	Six Months Ended June 30, 2010

INVESTMENT INCOME:
Income
Interest	$21,510,060
Dividends	506,836

Total Investment Income	22,016,896

Expenses
Investment Advisory Fees	813,041
Interest Expense	201,633
Audit and Tax Service Fees	49,589
Legal Fees	43,223
Directors’ Fees and Expenses	36,315
Proxy Expense	34,668
Miscellaneous	28,336
Transfer Agent Fees	24,157
Listing Fees	21,957
Printing and Distribution Costs	20,828
Accounting Fees	20,016
Custodian Fees	17,510
Compliance Expense	15,124
Administration Fees	10,357
Insurance Expense	7,897

Total Expenses	1,344,651

Net Investment Income	20,672,245

NET REALIZED GAIN AND CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS:
Net Realized Gain on Investments	16,797,777
Change in Unrealized Depreciation on Investments	(7,609,495)

Net Realized Gain and Change in Unrealized Depreciation on Investments	9,188,282

INCREASE IN NET ASSETS FROM OPERATIONS	$29,860,527

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Statements of Changes in Net Assets

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE IN NET ASSETS:
OPERATIONS:
Net Investment Income	$20,672,245	$37,279,253
Net Realized Gain (Loss) on Investments	16,797,777	(6,307,054)
Change in Unrealized Appreciation (Depreciation) on Investments	(7,609,495)	47,400,732

Increase in Net Assets Resulting from Operations	29,860,527	78,372,931

DISTRIBUTIONS TO SHAREHOLDERS:
From Net Investment Income	(7,950,867)	(24,471,531)

Total Increase in Net Assets	21,909,660	53,901,400

NET ASSETS:
Beginning of Period	227,309,705	173,408,305

End of Period	$249,219,365	$227,309,705

Undistributed (Distributions in Excess of) Net Investment Income	$9,953,234	$(2,768,144)

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Statement of Cash Flows (Unaudited)	Six Months Ended June 30, 2010

CASH FLOWS FROM OPERATING ACTIVITIES:
Net Increase in Net Assets From Operations	$29,860,527
Adjustments to Reconcile Net Increase in Net Assets Resulting From Operations to Net Cash Provided by Operating Activities:
Investments Purchased	(77,959,403)
Proceeds from Investments Sold	86,488,854
Net Decrease in Short-Term Investments	22,480,478
Net Amortization/Accretion of Premium/(Discount)	(106,322)
Decrease in Interest and Dividends Receivable	836,341
Decrease in Accrued Directors’ Fees and Expenses	(18,561)
Increase in Accrued Compliance Expense	3,712
Increase in Accrued Investment Advisory Fees	1,842
Decrease in Interest Payable on Borrowings	(93,648)
Decrease in Accrued Other Expenses	(55,276)
Realized and Unrealized (Gain)/Loss on Investments	(9,188,282)

Net Cash Provided by Operating Activities	52,250,262

CASH FLOWS USED IN FINANCING ACTIVITIES:
Distributions to Shareholders	(19,377,262)
Decrease in Borrowings	(32,873,000)

Net Cash Used in Financing Activities	(52,250,262)

Net Change in Cash	—
Cash at Beginning of Period	—

Cash at End of Period	$—

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid during the period	$295,281

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited)	June 30, 2010

Note 1 — Significant Accounting Policies:

TCW Strategic Income Fund, Inc. (the “Fund”) was incorporated in Maryland on January 13, 1987 as a diversified, closed-end investment management company and is registered under the Investment Company Act of 1940, as amended, and is traded on the New York Stock Exchange under the symbol TSI. The Fund commenced operations on March 5, 1987. The Fund’s investment objective is to seek a total return comprised of current income and capital appreciation by investing in convertible securities, marketable equity securities, investment-grade debt securities, high-yield debt securities, options, securities issued or guaranteed by the United States Government, its agencies and instrumentalities (“U.S. Government Securities”), repurchase agreements, mortgage related securities, asset-backed securities, money market securities and other securities without limit believed by the Fund’s investment advisor to be consistent with the Fund’s investment objective. TCW Investment Management Company (the “Advisor”) is the investment advisor to the Fund and is registered under the Investment Advisers Act of 1940.

The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation:    Securities traded on national exchanges are valued at the last reported sales price or the mean of the current bid and asked prices if there are no sales in the trading period. Other securities which are traded on the over-the-counter market are valued at the mean of the current bid and asked prices. Short-term debt securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, where upon they will be valued at amortized value using their value of the 61st day prior to maturity.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or mean prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. There were no fair valued securities at June 30, 2010.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 1 — Significant Accounting Policies (Continued):

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities.    Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as depositary receipts, futures, exchange-traded funds (“ETFs”), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds.    The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

TCW Strategic Income Fund, Inc.

June 30, 2010

Note 1 — Significant Accounting Policies (Continued):

Asset-backed securities and mortgage-backed securities.    The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

U.S. Government and agency securities.    U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy.

Restricted securities.    Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$5,168,029	$—	$5,168,029

Collateralized Mortgage Obligations
Private Mortgage-Backed Securities	—	157,554,403	—	157,554,403
U.S. Government Agency Obligations	—	48,221,413	—	48,221,413

Total Collateralized Mortgage Obligations	—	205,775,816	—	205,775,816

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 1 — Significant Accounting Policies (Continued):

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Bonds
Airlines	$—	$4,176,046	$—	$4,176,046
Banking	—	4,767,481	—	4,767,481
Electric Utilities	—	6,473,975	—	6,473,975
Financial Services	—	654,306	—	654,306
Healthcare Providers	—	2,110,000	—	2,110,000
Oil & Gas	—	2,608,715	—	2,608,715
Telephone Systems	—	538,125	—	538,125

Total Corporate Bonds	—	21,328,648	—	21,328,648

Municipal Obligations	—	1,607,320	—	1,607,320

Total Fixed Income Securities	—	233,879,813	—	233,879,813

Convertible Securities
Convertible Corporate Bonds
Banking	—	1,539,582	—	1,539,582
Building Materials	—	45,000	—	45,000
Communications	—	1,052,969	—	1,052,969
Electronics	—	713,686	—	713,686
Financial Services	—	848,662	—	848,662
Healthcare Providers	—	987,345	—	987,345
Medical Supplies	—	151,800	—	151,800
Metals	—	207,480	—	207,480
Oil & Gas	—	735,930	—	735,930
Pharmaceuticals	—	476,149	—	476,149
Real Estate	—	1,583,369	—	1,583,369
Retailers	—	151,900	—	151,900

Total Convertible Corporate Bonds	—	8,493,872	—	8,493,872

Convertible Preferred Stocks
Beverages, Food & Tobacco	—	213,639	—	213,639
Commercial Services	—	334,354	—	334,354
Electric Utilities	715,275	—	—	715,275
Insurance	776,471	—	—	776,471
Oil & Gas	669,940	—	—	669,940
Pharmaceuticals	350,787	—	—	350,787
Transportation	—	834,240	—	834,240

Total Convertible Preferred Stocks	2,512,473	1,382,233	—	3,894,706

Total Convertible Securities	2,512,473	9,876,105	—	12,388,578

TCW Strategic Income Fund, Inc.

June 30, 2010

Note 1 — Significant Accounting Policies (Continued):

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Securities
Common Stock
Aerospace & Defense	$1,211,556	$—	$—	$1,211,556
Apparel Retailers	609,098	—	—	609,098
Banking	1,941,652	—	—	1,941,652
Beverages, Food & Tobacco	1,763,440	—	—	1,763,440
Building Materials	884,205	—	—	884,205
Chemicals	1,034,241	—	—	1,034,241
Commercial Services	456,834	—	—	456,834
Communications	548,984	—	—	548,984
Computers & Information	1,204,056	—	—	1,204,056
Electric Utilities	633,080	—	—	633,080
Electronics	1,832,591	—	—	1,832,591
Entertainment & Leisure	901,586	—	—	901,586
Financial Services	1,975,737	—	—	1,975,737
Forest Products & Paper	2,854,641	—	—	2,854,641
Healthcare Providers	233,926	—	—	233,926
Heavy Construction	537,622	—	—	537,622
Heavy Machinery	690,062	—	—	690,062
Industrial — Diversified	1,495,076	—	—	1,495,076
Insurance	1,336,458	—	—	1,336,458
Media — Broadcasting & Publishing	1,007,355	—	—	1,007,355
Medical Supplies	380,138	—	—	380,138
Metals	1,056,564	—	—	1,056,564
Oil & Gas	3,269,634	—	—	3,269,634
Pharmaceuticals	1,891,081	—	—	1,891,081
Prepackaged Software	751,476	—	—	751,476
Real Estate	415,030	—	—	415,030
Restaurants	104,112	—	—	104,112
Retailers	1,093,208	—	—	1,093,208
Telephone Communications, exc. Radio	1,660,161	—	—	1,660,161
Telephone Systems	572,352	—	—	572,352
Transportation	168,742	—	—	168,742

Total Common Stock	34,514,698	—	—	34,514,698

Preferred Stock
Metals	75,714	—	—	75,714

Total Preferred Stock	75,714	—	—	75,714

Total Equity Securities	34,590,412	—	—	34,590,412

Short-Term Investments	—	136,736	—	136,736

Total	$37,102,885	$243,892,654	$—	$280,995,539

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 1 — Significant Accounting Policies (Continued):

The Fund adopted FASB Accounting Standards Update No 2010-06 “Fair Value Measurements and Disclosures (Topic 820)” (“the Update”), effective June 30, 2010. The Update requires the Fund to disclose significant transfers in and out of Level 1 and Level 2 of the fair value hierarchy, the reasons for the transfers, as well as, the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy. The Fund did not have any transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the six months ended June 30, 2010.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of 12/31/09	Accrued Discounts (Premiums)	Realized Gain/Loss and Change in Unrealized Appreciation/ (Depreciation)	Net Purchases (Sales)	Net Transfers in and/or Out of Level 3	Balance as of 06/30/10	Net Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held as of 06/30/10
Fixed Income Securities
Asset Backed Securities	$2,024	$0	$(2,024)	$0	$0	$0	$0
Collateralized Debt Obligations	6,772,061	0	5,140,789	(11,912,850)	0	0	0

Total	$6,774,085	$0	$5,138,765	$(11,912,850)	$0	$0	$0

Security Transactions and Related Investment Income:    Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, while interest income is recorded on the accrual basis. Discounts, including original issue discounts, and premiums on securities purchased are amortized using a constant yield-to-maturity method. Realized gains and losses on investments are recorded on the basis of specific identified cost.

Distributions:    Distributions to shareholders are recorded on ex-dividend date. The Fund declares and pays, or reinvests, dividends quarterly based on the managed distribution plan adopted by the Fund’s Board of Directors. Under the Plan, the Fund will distribute a cash dividend equal to 7% of the Fund’s net asset value on an annualized basis. The distribution will be based on the Fund’s net asset value from the previous calendar year-end. The source for the dividend comes from net investment income and net realized capital gains measured on a fiscal year basis. Any portion of the distribution that exceeds income and capital gains will be treated as a return of capital. Under certain conditions, federal tax regulations cause some or all of the return of capital to be taxed as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may be primarily due to differing treatments for market discount and premium, losses recognized for defaults or write-off on structured debt, losses deferred due to wash sales and spillover distributions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in-capital and may affect net investment income per share.

Repurchase Agreements:    The Fund may invest in repurchase agreements secured by U.S. Government Securities. A repurchase agreement arises when the Fund purchases a security and simultaneously agrees

TCW Strategic Income Fund, Inc.

June 30, 2010

Note 1 — Significant Accounting Policies (Continued):

to resell it to the seller at an agreed upon future date. The Fund requires the seller to maintain the value of the securities, marked to market daily, at not less than the repurchase price. If the seller defaults on its repurchase obligation, the Fund could suffer delays, collection expenses and losses to the extent that the proceeds from the sale of the collateral are less than the repurchase price.

Note 2—Federal Income Taxes:

It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At June 30, 2010, net unrealized appreciation (depreciation) for federal income tax purposes is comprised of the following components:

Appreciated securities	$38,826,047
Depreciated securities	(22,757,027)

Net unrealized appreciation	$16,069,020

Cost of securities for federal income tax purposes	$264,926,519

The Fund did not have any unrecognized tax benefits at June 30, 2010, nor were there any increases or decreases in unrecognized tax benefits for the period then ended; and therefore no interest or penalties were accrued. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 3 — Investment Advisory and Service Fees:

As compensation for the services rendered, facilities provided, and expenses borne, the Advisor is paid a monthly fee by the Fund computed at the annual rate of 0.75% of the first $100 million of the Fund’s average managed assets and 0.50% of the Fund’s average managed assets in excess of $100 million.

In addition to the management fees, the Fund reimburses, with approval by the Fund’s Board of Directors, a portion of the Advisor’s costs associated in support of the Fund’s Rule 38a-1 compliance obligations, which is included in the Statement of Operations.

Note 4 — Purchases and Sales of Securities:

For the six months ended June 30, 2010, purchases and sales or maturities of investment securities (excluding short-term investments) aggregated $80,554,940 and $60,423,994, respectively, for non-U.S. Government Securities and aggregated $2,261,442 and $26,426,207, respectively, for U.S. Government Securities.

Note 5 — Security Lending:

The Fund can lend securities to brokers. The brokers must provide collateral, which must be maintained at not less than 100% of the value of the loaned securities, to secure the obligation. The Fund receives income, net of broker fees, by investing the collateral. The Fund did not lend securities any time during the six months ended June 30, 2010.

Note 6 — Directors’ Fees:

Directors who are not affiliated with the Advisor received, as a group, fees and expenses of $36,315 from the Fund for the six months ended June 30, 2010. Certain Officers and/or Directors of the Fund are also Officers and/or Directors of the Advisor.

TCW Strategic Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 7 — Restricted Securities:

The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities (excluding Rule 144A issues) at June 30, 2010. However, certain 144A securities were deemed illiquid as of June 30, 2010 and therefore were considered restricted. Aggregate cost and fair value of such securities held at June 30, 2010 were as follows:

	Aggregate Cost	Aggregate Value	Value as a Percentage of Fund’s Net Assets
Total of Restricted Securities	$1,516,404	$1,583,369	0.6%

Note 8 — Loan Outstanding:

The Fund is permitted to have borrowings for investment purposes. The Fund has entered into a line of credit agreement with The Bank of New York Mellon which permits the Fund to borrow up to $70 million at a rate, per annum, equal to the Federal Funds Rate plus 1.25%. The average daily loan balance during the period for which loans were outstanding amounted to $32,587,922, and the weighted average interest rate was 1.25%. Interest expense on the line of credit was $201,633 for the six months ended June 30, 2010. The maximum outstanding loan balance during the six months ended June 30, 2010 was $58,600,000.

Note 9 — Indemnifications:

Under the Fund’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote. The Fund has not accrued any liability in connection with such indemnification.

TCW Strategic Income Fund, Inc.

Financial Highlights

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
			2009	2008	2007	2006	2005
Net Asset Value Per Share, Beginning of Period	$4.77		$3.64	$4.27	$5.60	$5.35	$5.78

Income from Operations:
Net Investment Income (1)	0.43		0.78	0.52	0.38	0.30	0.21
Net Realized and Unrealized Gain (Loss) on Investments	0.20		0.86	(0.77)	(1.28)	0.33	(0.25)

Total from Investment Operations	0.63		1.64	(0.25)	(0.90)	0.63	(0.04)

Less Distributions:
Distributions from Net Investment Income	(0.17)		(0.51)	(0.38)	(0.43)	(0.38)	(0.40)

Capital Activity:
Impact to Capital for Shares Repurchased	—		—	—	—	—	0.01

Total From Capital Activity	—		—	—	—	—	0.01

Net Asset Value Per Share, End of Period	$5.23		$4.77	$3.64	$4.27	$5.60	$5.35

Market Value Per Share, End of Period	$4.80		$4.37	$3.07	$3.67	$5.11	$4.69

Total Investment Return (2)	13.73	% (3)	60.97%	(6.32)%	(20.70)%	17.50%	(5.17)%
Net Asset Value Total Return (4)	13.20	% (3)	46.61%	(6.03)%	(16.54)%	12.16%	(0.36)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$249,219		$227,310	$173,408	$203,302	$266,518	$254,924
Ratio of Expenses Before Interest Expense to Average Net Assets	0.94	% (5)	1.12%	1.10%	0.86%	1.00%	0.89%
Ratio of Interest Expense to Average Net Assets	0.17	% (5)	0.34%	0.65%	0.32%	0.55%	—%
Ratio of Total Expenses to Average Net Assets	1.11	% (5)	1.47%	1.75%	1.18%	1.55%	0.89%
Ratio of Net Investment Income to Average Net Assets	16.93	% (5)	18.62%	12.89%	7.60%	5.52%	3.73%
Portfolio Turnover Rate	30.19	% (3)	30.31%	42.44%	74.98%	174.33%	56.04%

(1)	Computed using average shares outstanding throughout the period.
(2)	Based on market price per share, adjusted for reinvestment of distributions.
(3)	For the six months ended June 30, 2010 and not indicative of a full year’s results.
(4)	Based on net asset value per share, adjusted for reinvestment of distributions.
(5)	Annualized.

See accompanying notes to financial statements.

TCW Strategic Income Fund, Inc.

Supplemental Information (Unaudited)

Proxy Voting Guidelines

The policies and procedures that the Fund uses to determine how to vote proxies are available without charge. The Board of Directors of the Fund has delegated the Fund’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 1-(877) 829-4768 to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Fund receives a request for a description of the Advisor’s proxy voting guidelines, it will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Fund, must prepare and file Form N-PX with the SEC not later than August 31 of each year, which must include the Fund’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 1-(877) 829-4768 to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Fund receives a request for the Fund’s proxy voting record, it will send the information disclosed in the Fund’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request. The Fund also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 1-(877) 829-4768 to obtain a hard copy. You may also obtain the Fund’s Form N-Q:

1.	By going to the SEC website at http://www.sec.gov.; or

2.	By visiting the SEC’s Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC’s Public Reference Room).

Corporate Governance Listing Standards

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Fund’s Annual CEO Certification certifying compliance with NYSE’s Corporate Governance Listing Standards was submitted to the Exchange on October 20, 2009.

TCW Strategic Income Fund, Inc.

Dividend Reinvestment Plan

Shareholders who wish to add to their investment may do so by making an election to participate in the Dividend Reinvestment Plan (the “Plan”). Under the Plan, your dividend is used to purchase shares on the open market whenever shares, including the related sales commission, are selling below the Fund’s net assets value per share. You will be charged a pro-rata portion of brokerage commissions on open-market purchases under the Plan. If the market price, including commission, is above the net asset value, you will receive shares at a price equal to the higher of the net asset value per share on the payment date or 95% of the closing market price on the payment date. Generally, for tax purposes, shareholders participating in the Plan will be treated as having received a distribution from the Fund in cash equal to the value of the shares purchased from them under the Plan.

To enroll in the plan, if your shares are registered in your name, write to the BNY Mellon Shareowner Services (“BNY”), P.O. Box #358035, Pittsburgh, PA 15252-8035, or call toll free at (866) 227-8179. If your shares are held by a brokerage firm, please call your broker. If you participate in the Plan through a broker, you may not be able to transfer your shares to another broker and continue to participate in the Plan if your new broker does not permit such participation. If you no longer want to participate in the Plan, please contact the BNY or your broker. You may elect to continue to hold shares previously purchased on your behalf or to sell your shares and receive the proceeds, net of any brokerage commissions. If you need additional information or assistance, please call our investor relations department at (877) 829-4768 or visit our website at www.tcw.com. As always, we would be pleased to accommodate your investment needs.

TCW Strategic Income Fund, Inc. Approval of Advisory and Management Agreement

TCW Strategic Income Fund, Inc. (the “Fund”) and TCW Investment Management Company (the “Advisor”) are parties to an Investment Advisory and Management Agreement (“Advisory Agreement”), pursuant to which the Advisor is responsible for managing the investments of the Fund. At a meeting held on June 23, 2010, the Board of Directors of the Fund (the “Board”) re-approved the Advisory Agreement. The Advisor provided materials to the Board for its evaluation in response to information requested by the Independent Directors who were advised by independent legal counsel with respect to these and other relevant matters. Discussed below are the factors considered by the Board in re-approving the Advisory Agreement. This discussion is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at Board and committee meetings. The approval determination was made on the basis of each Director’s business judgment after consideration of all the information taken as a whole. Individual Directors may have given different weight to certain factors and assigned various degrees of materiality to information received in connection with the contract review process.

In evaluating the Advisory Agreement, the Board of Directors, including the Independent Directors, considered the following factors, among others:

•

Nature, Extent and Quality of Services.    The Board considered the general nature, extent, and quality of services provided and expected to be provided by the Advisor. They evaluated the Advisor’s experience in serving as manager of the Fund and considered the benefits to shareholders of investing in a fund that is served by a large organization which also serves a variety of other investment advisory clients, including separate accounts, other pooled investment vehicles, registered investment companies, commingled funds and collective trusts. The Board also considered the MetWest Acquisition and that it had resulted in the Advisor being able to provide better asset management services by enjoying benefits of a larger organization including, among other things, assets under management and number of employees and increased access to state of the art technology and risk management analytic tools, including investment tools. The Board also considered the ability of the Advisor to provide appropriate levels of support and resources to the Fund. The Board noted the background and experience of the senior management and portfolio management personnel of the Advisor, and that the expertise and amounts of attention provided and expected to be given to the Fund by the Advisor is substantial. The Board considered the ability of the Advisor to attract and retain qualified business professionals and its compensation program. They also considered the breadth of the compliance programs of the Advisor, as well as the compliance operations with respect to the Fund. The Board concluded that it was satisfied with the nature, extent and quality of the services provided and anticipated to be provided to the Fund by the Advisor under the Advisory Agreement.

•

Investment Performance.    The Board was provided with a report prepared by Morningstar Associates LLC, an independent third party consultant (the “Report”), which provided a comparative analysis of the short- and long-term performance of the Fund to similar funds. The Board reviewed information in the Report regarding the performance of the Fund as compared to other funds in its peer group and its fund category for periods ended March 31, 2010 and considered the rankings given the Fund in the Report. They noted that the Fund was ranked in the first quartile for both its peer group and category for the one-, three-, and five year periods (21, 20 and 19 funds, respectively), although it was ranked in the bottom quartile for both its peer group and fund category (12 funds) for the ten-year

TCW Strategic Income Fund, Inc. Approval of Advisory and Management Agreement (Continued)

period. They concluded that the Advisor should continue to provide acceptable investment management services to the Fund consistent with its objectives and strategy.

•

Advisory Fees, Expenses and Profitability.    The Board considered information in the Report and in materials prepared by the Advisor regarding the advisory fees charged to the Fund and advisory fees paid by other funds in the Fund’s Morningstar category. The Board noted that the advisory fee charged by the Advisor is below the median of advisory fees charged by other investment advisors to similar funds. In addition, the Board noted that the Advisor does not manage any separate accounts with a strategy substantially similar to the current strategy of the Fund.

The Board also considered information in the Report regarding the Fund’s total expenses in 2009, and noted that the total expenses of the Fund (excluding interest expense) were at the median for its peer group and category. They also considered the cost of services to be provided and profits to be realized by the Advisor and its affiliates from their relationship with the Fund, recognizing the difficulty in evaluating a manager’s profitability with respect to the funds it manages in the context of a manager with multiple lines of business and noting that other profitability methodologies may also be reasonable. The Board concluded that the contractual management fee of the Fund under the Advisory Agreement is fair and bears a reasonable relationship to the services rendered.

•

Economies of Scale.     The Board considered the potential of the Advisor to experience economies of scale as the Fund grows in size. They noted that, as a closed-end fund, there is limited potential for the Fund to experience significant asset growth other than through capital appreciation and income production. The Board noted the Advisory Agreement has a fee breakpoint and that the overall fee charged to the Fund is reasonable and concluded that the current fee structure reflected in the Advisory Agreement is appropriate.

•

Ancillary Benefits.     The Board considered ancillary benefits to be received by the Advisor and its affiliates as a result of the relationship of the Advisor with the Fund, including compensation for certain compliance support services. They noted that, in addition to the fees the Advisor receives under the Advisory Agreement, the Advisor could receive additional benefits in connection with management of the Fund in the form of reports, research and other services obtainable from brokers and their affiliates in return for brokerage commissions paid to such brokers. The Board concluded that any potential benefits to be derived by the Advisor from its relationship with the Fund are consistent with the services provided by the Advisor to the Fund.

After consideration of the factors described above and other matters, the Board approved the renewal of the Advisory Agreement for an additional one year period.

TCW Insight that works for you. TM

TCW Strategic Income Fund, Inc.

865 South Figueroa Street

Los Angeles, California 90017

866 227 8179

www.tcw.com

Investment Advisor

TCW Investment Management Company

865 South Figueroa Street

Los Angeles, California 90017

Transfer Agent, Dividend Reinvestment and Disbursement Agent and Registrar

BNY Mellon Shareowner Services

P.O. Box #35835

Pittsburgh, Pennsylvania 15252

Independent Registered Public Accounting Firm

Deloitte & Touche, LLP

350 South Grand Avenue

Los Angeles, California 90071

Custodian & Administrator

State Street Bank & Trust Company

200 Clarendon Street

Boston, Massachusetts 02116

Legal Counsel

Dechert LLP

1775 Eye Street N.W.

Washington, D.C. 20006

Directors

Charles W. Baldiswieler

Director, President, and Chief Executive Officer

Samuel P. Bell

Director

Richard W. Call

Director

David S. DeVito

Director, Treasurer and Chief Financial Officer

Matthew K. Fong

Director

John A. Gavin

Director

Patrick C. Haden

Chairman

Janet E. Kerr

Director

Peter McMillan

Director

Charles A. Parker

Director

Officers

Thomas D. Lyon

Senior Vice President

Hilary G.D. Lord

Senior Vice President, Chief Compliance Officer

Philip K. Holl

Secretary and Associate General Counsel

Michael E. Cahill

Senior Vice President, General Counsel and Assistant Secretary

Peter A. Brown

Senior Vice President

George N. Winn

Assistant Treasurer

TSIsrt9672 7/21/10

Item 2.	Code of Ethics. Not applicable.

Item 3.	Audit Committee Financial Expert. Not applicable.

Item 4.	Principal Accountant Fees and Services. Not applicable.

Item 5.	Audit of Committee of Listed Registrants. Not applicable.

Item 6.	Schedule of Investments. Not Applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.	Submission of Matters to a vote of Security Holders. Not Applicable.

Item 11.	Controls and Procedures.

(a)	The Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and 15d-15(b) under the Exchange Act.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	EX-99.CERT – Section 302 Certifications (filed herewith).
EX-99.906CERT – Section 906 Certification (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Strategic Income Fund, Inc.

By (Signature and Title)	/s/ CHARLES W. BALDISWIELER
Charles W. Baldiswieler
Chief Executive Officer

Date	August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ CHARLES W. BALDISWIELER
Charles W. Baldiswieler
Chief Executive Officer

Date	August 27, 2010

By (Signature and Title)	/s/ DAVID S. DEVITO
David S. DeVito
Chief Financial Officer

Date	August 27, 2010